K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

November 24, 2014
EDGAR FILING
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	First Investors Income Funds
File Nos. 002-89287 and 811-03967
Post-Effective Amendment No. 70

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of First Investors Income Funds (the "Registrant"), pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 70 to the Trust's currently effective Registration Statement on Form N-1A ("Post-Effective Amendment No. 70") relating to the Class A and Advisor Class shares of beneficial interest in the First Investors Strategic Income Fund (the "Fund").  This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The sole purpose of this filing is to reflect changes to the investment strategy of the Fund through the addition of the First Investors Limited Duration High Quality Bond Fund as an underlying fund.  Pursuant to Rule 485(a)(1) under the 1933 Act, Post-Effective Amendment No. 70 will become effective 60 days after filing.

            If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Mary Carty
First Investors Management Company, Inc.